As filed with the Securities and Exchange Commission on July 23, 2004
                     Registration Nos. 2-99810 and 811-04391
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
         Pre-Effective Amendment                                       [ ]
         Post-Effective Amendment No. 75                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
         ACT OF 1940                                                   [X]
                  Amendment No. 73                                     [X]

                                   PBHG FUNDS
         (Exact name of registrant as specified in Declaration of Trust)

               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                    (Address of Principal Executive Offices)

        Registrant's Telephone Number, Including Area Code (610) 647-4100
                                 --------------

                                David J. Bullock
               1400 Liberty Ridge Drive, Wayne, Pennsylvania 19087
                     (Name and Address of Agent For Service)

                                   Copies to:

    William H. Rheiner, Esq          and to         John M. Zerr, Esq.
Ballard Spahr Andrews & Ingersoll              Pilgrim Baxter & Associates, Ltd.
 1735 Market Street, 51st Floor                  1400 Liberty Ridge Drive
  Philadelphia, PA 19103-7599                        Wayne, PA 19087
        (215) 864-8600                               (610) 647-4100

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Filing.

It is proposed that this filing will become effective (check appropriate box) | | immediately upon filing pursuant to paragraph (b)
| | on ___________ pursuant to paragraph (b)
|X| 60 days after filing pursuant to paragraph (a)(1)
| | on (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
|_| on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

|X| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered: Common Stock

                     Contents of the Registration Statement

Cover Page

Contents of Registration Page

Prospectus - incorporated by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 28, 2004, Edgar Accession No. 0001135428-04-000277.

Statement of Additional Information - incorporated by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 28, 2004, Edgar Accession No. 0001135428-04-000277.

Part C - incorporated by reference to Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 28, 2004, Edgar Accession No. 0001135428-04-000277.

The sole purpose of this filing is to incorporate the Consent of Auditor which was omitted from Post-Effective Amendment No. 74 to the Registrant's Registration Statement on Form N-1A filed with the Securities and Exchange Commission on June 28, 2004, Edgar Accession No. 0001135428-04-000277.

                                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Post-Effective Amendment No. 75 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this Township of Tredyffrin and Commonwealth of Pennsylvania on this 23rd day of July, 2004.


                                                     PBHG FUNDS
                                                     Registrant


                                                     By: /s/David J. Bullock
                                                           David J. Bullock
                                                           President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 75 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                  Title                              Date


                     *
________________________           Trustee                         July 23, 2004
John R. Bartholdson

                     *
________________________           Trustee                         July 23, 2004
Jettie M. Edwards

                     *
________________________           Trustee                         July 23, 2004
Albert A. Miller


/s/ David J. Bullock               President                       July 23, 2004
David J. Bullock


/s/ Lee T. Cummings                Treasurer,                      July 23, 2004
Lee T. Cummings                    Chief Financial Officer
                                   and Controller



                                               *By: /s/ John M. Zerr
                                                    John M. Zerr
                                                  Attorney-in-Fact

EXHIBIT LIST


-------------------------------------- -----------------------------------------
EXHIBIT NUMBER                         DESCRIPTION
-------------------------------------- -----------------------------------------
-------------------------------------- -----------------------------------------
Ex-99.(j)                              Consent of Auditors
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